Cover - USD ($)	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Dec. 29, 2022
Cover [Abstract]
Entity Registrant Name	Timberline Resources Corporation
Entity Central Index Key	0001288750
Document Type	10-K/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding			189,996,152
Entity Public Float		$ 6,903,983
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-0291227
Entity Address Address Line 1	9030 North Hess St., Suite 161
Entity Address City Or Town	Hayden
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83835
City Area Code	208
Icfr Auditor Attestation Flag	false
Auditor Name	Assure CPA, LLC
Auditor Location	Spokane, Washington
Auditor Firm Id	444
Local Phone Number	664-4859
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TLRS
Entity Interactive Data Current	Yes
Amendment Description	Amendment